FINANCIAL INSTRUMENTS (Floating-to-fixed interest rate swap contracts outstanding) (Details) - USD ($)	Dec. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 12)	$ 685,000,000	$ 780,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 12)	300,000,000
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	225,000,000
Cash flow hedges | Interest rate risk | Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	125,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	75,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount		25,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	50,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount		$ 100,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 25,000,000
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.06%	2.85%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.70%	1.51%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.52%	1.06%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		0.78%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		1.59%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Interest rate		1.23%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.20%	1.18%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.12%	1.34%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.44%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.17%
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 10,184,000	$ 16,460,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,130,000	435,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	2,414,000	2,124,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	439,000	1,839,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		3,346,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		443,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		1,999,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	373,000	1,394,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	3,589,000	4,880,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	646,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,593,000
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 1.06% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025 With 0.78% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.59% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On June 30, 2026 With 1.23% Fixed Rate
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	$ 0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0
Accounts payable and accrued liabilities(1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	$ 0